Summary of Condensed Statements of Income (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 119,018	$ 1,493,709
Cost of revenue	733,191	944,347
Gross (loss)/profit	(614,173)	549,362
Operating expenses:
General and administrative expenses	(1,218,773)	(1,226,493)
Share of profit in subsidiaries and VIE	1,166,988
Others, net	(2,011)	12,388
Loss before income taxes	(2,936,434)	(370,961)
Provision for income tax		(3,988)
Net loss	(2,936,434)	(366,973)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of revenue
Gross (loss)/profit
Operating expenses:
General and administrative expenses	(849,946)	(658,803)
Share of profit in subsidiaries and VIE	(2,086,395)	289,289
Others, net	(93)	2,541
Loss before income taxes	(2,936,434)	(366,973)
Provision for income tax
Net loss	$ (2,936,434)	$ (366,973)